SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Raw materials	$ 36	$ 38
Smart cart parts	214	337
Inventories	$ 250	$ 375